Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholders of Popular High Grade Fixed Income Fund, Inc.

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Popular High Grade Fixed-Income Fund, Inc. (the "Fund") as of June 30, 2023, the related statements of operations and cash flows for the year ended June 30, 2023, the statement of changes in net assets for each of the two years in the period ended June 30, 2023, including the related notes, and the financial highlights for each of the three years in the period ended June 30, 2023 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2023, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period ended June 30, 2023 and the financial highlights for each of the three years in the period ended June 30, 2023 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2023 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

San Juan, Puerto Rico
August 30, 2023

We have served as the auditor of one or more investment companies in Popular Family of Funds since 2001, which includes periods before the Company became subject to SEC reporting requirements.

CERTIFIED PUBLIC ACCOUNTANTS

(OF PUERTO RICO)

License No. LLP-216 Expires Dec. 1, 2025

Stamp E526156 of the P.R. Society of

Certified Public Accountants has been

affixed to the file copy of this report

PricewaterhouseCoopers LLP, 304 Ponce de Leon, Suite 800, San Juan, PR 00918

T: (787) 754 9090, www.pwc.com/us